Note 12 - Supplemental Balance Sheet Information - Other Current Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Compensation related	$ 1,831	$ 2,222
Professional services	67	373
Other taxes related	915	857
Forward liability	278	278
Others	95	76
Total	$ 3,186	$ 3,806